Financial assets at amortised cost - Schedule of Undrawn Balances (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets, beginning balance	£ 4,042
Allowance account for credit losses of financial assets, ending balance	4,120	£ 4,042
Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Exchange and other adjustments	1	(2)
Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets, beginning balance	200	459
Impact of transfers between stages	19	(55)
Other items taken to the income statement	16	(202)
Charge (credit) to the income statement	35	(257)
Allowance account for credit losses of financial assets, ending balance	236	200
Stage 1 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	0	0
Stage 2 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	19	(55)
Stage 1
Disclosure of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets, beginning balance	1,026
Allowance account for credit losses of financial assets, ending balance	904	1,026
Stage 1 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Exchange and other adjustments	2	(1)
Stage 1 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets, beginning balance	109	212
Impact of transfers between stages	(1)	0
Other items taken to the income statement	13	(102)
Charge (credit) to the income statement	12	(102)
Allowance account for credit losses of financial assets, ending balance	123	109
Stage 1 | Stage 1 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	23	78
Stage 1 | Stage 2 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	(6)	(8)
Stage 1 | Stage 3 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	0	(1)
Stage 1 | Impact of transfers between stages | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	(18)	(69)
Stage 2
Disclosure of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets, beginning balance	1,200
Allowance account for credit losses of financial assets, ending balance	1,365	1,200
Stage 2 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Exchange and other adjustments	0	(2)
Stage 2 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets, beginning balance	86	234
Impact of transfers between stages	19	(58)
Other items taken to the income statement	4	(88)
Charge (credit) to the income statement	23	(146)
Allowance account for credit losses of financial assets, ending balance	109	86
Stage 2 | Stage 1 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	(23)	(78)
Stage 2 | Stage 2 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	6	8
Stage 2 | Stage 3 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	(2)	(6)
Stage 2 | Impact of transfers between stages | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	38	18
Stage 3
Disclosure of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets, beginning balance	1,606
Allowance account for credit losses of financial assets, ending balance	1,649	1,606
Stage 3 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Exchange and other adjustments	(1)	1
Stage 3 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets, beginning balance	5	13
Impact of transfers between stages	1	3
Other items taken to the income statement	(1)	(12)
Charge (credit) to the income statement	0	(9)
Allowance account for credit losses of financial assets, ending balance	4	5
Stage 3 | Stage 1 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 2 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 3 | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	2	7
Stage 3 | Impact of transfers between stages | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Impact of transfers between stages	(1)	(4)
POCI
Disclosure of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets, beginning balance	210
Allowance account for credit losses of financial assets, ending balance	202	210
POCI | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Exchange and other adjustments	0	0
POCI | Undrawn balances
Disclosure of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets, beginning balance	0	0
Other items taken to the income statement	0	0
Charge (credit) to the income statement	0	0
Allowance account for credit losses of financial assets, ending balance	£ 0	£ 0